Prepayments and Other Current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepayments and Other Current Assets
Deductible VAT input	¥ 2,271,162	¥ 779,694
Prepayment to vendors	575,016	541,457
Deposits	¥ 240,769	¥ 349,651
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current	Prepaid Expense and Other Assets, Current
Receivables from third party online payment service providers	¥ 160,030	¥ 154,264
Interest receivable	42,340	10,167
Receivables from JAC		196,075
Receivables of reimbursement from the depositary bank		87,170
Other receivables	150,857	131,963
Less: Allowance for doubtful accounts	(5,411)	(4,033)
Total	¥ 3,434,763	¥ 2,246,408